Restructuring	12 Months Ended
Dec. 31, 2024
Restructuring [Abstract]
Disclosure of Restructuring [text block]
10 –
Restructuring
In 2024, Restructuring is primarily driven by the implementation of the Group’s Global Hausbank strategic agenda. The Group has defined and is in the process of implementing efficiency measures that aim to contribute to achieving the bank’s 2025 targets. Restructuring in prior periods relates to measures as part of the previous strategy “Compete to win” which the bank continues to implement.
Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.
In 2024, the Group made significant progress in strategic transformation, with several restructuring programs concluding and the underlying assumptions for the remaining restructuring provisions reviewed resulting in a partial release of provisions of € 149 million. Additionally, the Group initiated new restructuring programs during 2024 requiring provisions of € 138 million and recognized further expense on existing programs of € 8 million. Overall in 2024, the Group recognized a credit of € 3 million in the Consolidated Statement of Income
Net restructuring expense by division
in € m.	2024	2023	2022
Corporate Bank	(1)	(4)	(19)
Investment Bank	(0)	(3)	15
Private Bank	(3)	228	(113)
Asset Management	0	0	0
Corporate & Other	0	(1)	(2)
Total Net Restructuring Charges	(3)	220	(118)

Net restructuring by type
in € m.	2024	2023	2022
Restructuring – Staff related	(5)	178	(117)
thereof:
Termination Benefits	(6)	176	(132)
Retention Acceleration	0	1	15
Social Security	1	1	0
Restructuring – Non Staff related	1	42	(1)
Total Net Restructuring Charges	(3)	220	(118)

Provisions for restructuring amounted to € 273 million, € 333 million and € 248 million as of December 31, 2024, December 31, 2023 and December 31, 2022, respectively. The majority of the current provisions for restructuring are expected to be utilized in the next year.
During 2024, 168 full-time equivalent staff was reduced through restructuring (2023: 476 and 2022: 903).
Organizational changes
Full-time equivalent staff	2024	2023	2022
Corporate Bank	10	29	113
Investment Bank	5	9	54
Private Bank	116	377	594
Asset Management	2	0	1
Infrastructure	35	61	141
Total full-time equivalent staff	168	476	903